SCUDDER

Scudder Dividend &
Growth Fund

Supplement to Prospectus
Dated May 1, 1999

The following information replaces the listing of portfolio managers in the "Portfolio management" section of the Prospectus:


               Joined
Name             the     Responsibilities
and Title       Fund     and Background
--------------------------------------------------------------------------------
Kathleen T.      1999    Ms. Millard joined the Adviser in 1991 as a portfolio
Millard                  manager.  Ms. Millard began her investment  career in
Lead                     1983.
Manager

Nicholas         1998    Mr.  Anisimov  joined  the  Adviser  in  1987  as  an
Anisimov                 analyst.  Mr. Anisimov joined the fund as a portfolio
Manager                  manager in 1998.  Mr.  Anisimov is the senior analyst
                         responsible   for   the   research   of   convertible
                         securities for the Adviser.
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October 20, 1999